Fair Value of Financial Assets and Liabilities (Details) - Schedule of Financial Assets and Liabilities - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	$ 596,720	$ 479,374
Fair value, Assets	843,628	605,529
Book value, liabilities	59,757,340	64,385,273
Financial liabilities, at fair value	12,155,024	9,521,575
Financial derivative contracts
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	12,155,024	9,521,575
Financial liabilities, at fair value	12,155,024	9,521,575
Financial derivative contracts for accounting hedges
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	898,394	2,466,767
Financial liabilities, at fair value	898,394	2,466,767
Deposits and other demand liabilities
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	14,260,609	13,537,826
Financial liabilities, at fair value	14,260,609	13,537,826
Time deposits and other time liabilities
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	17,098,625	16,137,942
Financial liabilities, at fair value	17,249,068	16,326,525
Interbank borrowings
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	4,337,947	10,366,499
Financial liabilities, at fair value	4,357,838	10,190,640
Issued debt instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	8,133,275	8,001,045
Financial liabilities, at fair value	7,998,659	7,751,672
Other financial liabilities
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	200,541	296,273
Financial liabilities, at fair value	200,541	296,273
Regulatory capital financial instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	1,910,697	1,813,938
Financial liabilities, at fair value	1,945,784	1,825,819
Guarantees received (margin accounts)
Schedule of Financial Assets and Liabilities [Line Items]
Book value, liabilities	1,832,345	1,081,226
Financial liabilities, at fair value	1,832,345	1,081,226
Financial derivative contracts
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	12,309,770	10,119,486
Fair value, Assets	12,309,770	10,119,486
Debt financial instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	329,327	98,308
Fair value, Assets	329,327	98,308
Debt financial instrument
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	2,687,485	4,536,025
Fair value, Assets	2,687,485	4,536,025
Other financial instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	74,903	105,257
Fair value, Assets	74,903	105,257
Financial derivative contracts for hedge accounting
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	843,628	605,529
Fair value, Assets	843,628	605,529
Rights under repurchase agreements
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	153,087	0
Fair value, Assets	153,087	0
Debt financial instruments
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	5,176,005	8,176,895
Fair value, Assets	5,207,697	7,927,729
Interbank loans
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	31,282	68,438
Fair value, Assets	31,307	68,438
Loans and account receivable from customers
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	40,099,872	39,593,457
Fair value, Assets	40,597,772	39,134,700
Guarantee deposits (margin accounts)
Schedule of Financial Assets and Liabilities [Line Items]
Book value, assets	1,847,101	2,238,900
Fair value, Assets	$ 1,847,101	$ 2,238,900